COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
17.	COMMITMENTS AND CONTINGENCIES

(a)
The Group leases its office facilities under non-cancellable operating leases. The leases have remaining terms up to eleven months. Rental expense was RMB2,628 (USD428), RMB11,211 and RMB11,197 for the years ended December 31, 2013, 2012, and 2011, respectively.

Future minimum lease payments under non-cancellable operating leases as of December 31, 2013 were as follows:

	USD	RMB
Year ending December 31,
2014	251	1,519
2015	—	—
Total	251	1,519

(b)
As of December 31, 2013, the Group has outstanding purchase orders for components from suppliers in the amount of approximately RMB280 (USD46). The Group does not have any minimum purchase obligations with these suppliers. Other than as disclosed above, the Group had no other contractual obligations, off-balance sheet guarantees or arrangements as of December 31, 2013.